Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value of Financial Assets and Liabilities
The following table represents assets and liabilities measured at fair value on a recurring basis. The basis for the measurement at fair value in all cases is Level 2 – Significant Other Observable Inputs.

	December 31, 2011
	2011	2010
Assets:
Foreign exchange contracts-forwards	$58	$45
Interest rate swaps	—	11
Deferred compensation investments in cash surrender life insurance	69	70
Deferred compensation investments in mutual funds	23	22
Total	$150	$148
Liabilities:
Foreign exchange contracts-forwards	$31	$19
Deferred compensation plan liabilities	97	98
Total	$128	$117

Estimated Fair Values of Financial Assets and Liabilities Not Measured at Fair Value on a Recurring Basis
The estimated fair values of our other financial assets and liabilities not measured at fair value on a recurring basis were as follows:

	December 31, 2011		December 31, 2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cash and cash equivalents	$902	$902	$1,211	$1,211
Accounts receivable, net	2,600	2,600	2,826	2,826
Short-term debt	1,545	1,629	1,370	1,396
Long-term debt	7,088	7,571	7,237	7,742
Liability to subsidiary trust issuing preferred securities	—	—	650	670